Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities
Net loss for the year	$ (17,289)	$ (8,277)
Depreciation	40	8
Stock based compensation	1,006	1,125
Government grant expense recoveries (Note 12)		2,463
Unrealized foreign exchange	267	62
Accrued interest	(15)	(3)
Other receivables and deposits	(1,612)	139
Accounts payable and accrued liabilities	2,292	(932)
Net cash flows from (used in) operating activities	(15,311)	(5,415)
Investing activities
Acquisition of marketable securities	(10,000)	(15,000)
Disposition of marketable securities	15,013
Net cash flows from (used in) investing activities	5,013	(15,000)
Financing activities
Repayment of lease liabilities	(39)	(3)
Issuance of share capital, net of issuance costs (Note 9)	11,411	38,375
Warrant and option exercises (Notes 10 and 11)	6,884	2,373
Net cash flows from (used in) financing activities	18,256	40,745
Effect of foreign exchange on cash	(281)	(3)
Net increase in cash	7,677	20,327
Cash, beginning of year	22,698	2,371
Cash, end of year	30,375	22,698
Other non-cash transactions
Broker warrants issued	69	561
Warrants issued		705
Share issuance costs accrued through accounts payable and accrued liabilities		$ 257